Equity Method Investments - Summarized Financial Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Revenue	$ 20,783	$ 24,322	$ 33,713
Gross profit	5,991	6,568	10,597
Net income (loss)	1,727	11,514	(39,014)
Current assets	5,924	4,636
Total assets	14,123	12,940
Current liabilities	5,711	5,668
Total liabilities	$ 6,963	$ 7,166